Accounts Payable and Accrued Liabilities - Schedule of Accounts Payable and Accrued Liabilities (Details) - DevvStream Corp [Member] - Previously Reported [Member] - USD ($)	Jul. 31, 2025	Jul. 31, 2024
Schedule of Accounts Payable and Accrued Liabilities [Line Items]
Total	$ 11,477,655	$ 6,575,974
Excise taxes payable	2,410,973
Income taxes payable	99,256	101,009
Nonrelated Party [Member]
Schedule of Accounts Payable and Accrued Liabilities [Line Items]
Accounts payable	1,113,372	5,503,968
Accrued liabilities	7,059,064	492,925
Related Party [Member]
Schedule of Accounts Payable and Accrued Liabilities [Line Items]
Accounts payable	271,919	145,149
Accrued liabilities	523,071	332,923
Total	$ 10,682,665	$ 6,097,902